Intangible Assets, Net (Tables)	6 Months Ended
Apr. 30, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	April 30, 2026	October 31, 2025
Capitalized copyrights, cost	$10,582	$10,246
Less: accumulated amortization	4,452	3,799
Intangible assets, net	$6,130	$6,447

Schedule of Estimated Amortization Expense for Intangible Assets

The estimated amortization expense for these intangible assets in the next five years and thereafter is as follows:

Period ending April 30, 2026:	Amount
2027	$1,058
2028	1,058
2029	1,058
2030	1,058
2031	1,058
Thereafter	840
Total:	$6,130

Period ending October 31, 2025:	Amount
2026	1,025
2027	1,025
2028	1,025
2029	1,025
2030	1,025
Thereafter	1,322
Total:	$6,447